Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of the Fair Values of Derivative Instruments

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
(In thousands)
	December 31, 2016		December 31, 2015		December 31, 2016		December 31, 2015
Derivatives Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Prepaid expenses and other current assets	$460	Prepaid expenses and other current assets	$436	Accrued expenses and other current liabilities	$3,816	Accrued expenses and other current liabilities	$2,895

	Asset Derivatives				Liability Derivatives
(In thousands)
	December 31, 2016		December 31, 2015		December 31, 2016		December 31, 2015
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Prepaid expenses and other current assets	$2,046	Prepaid expenses and other current assets	$627	Accrued expenses and other current liabilities	$619	Accrued expenses and other current liabilities	$783

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)

The Effect of Derivative Instruments on Financial Performance

	For the Year ended December 31,
	(In thousands)
Derivatives in Cash Flow Hedging Relationships	Amount of (Loss) Gain Recognized in Other Comprehensive (Loss) Income (Effective Portion)		Location of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated Other Comprehensive Loss (Effective Portion)
	2016	2015		2016	2015
Foreign currency forward contracts	$(875)	$6,090	Operating expenses	$(1,763)	$(13,027)

Schedule of Effect of Derivative Instruments on Financial Performance

	For the Year ended December 31,
	(In thousands)
Derivatives Not Designated as Hedging Instruments	Location of (Loss) Gain Recognized in Income on Derivative	Amount of (Loss) Gain Recognized in Income on Derivative
		2016	2015
Foreign currency forward contracts	Other expense, net	$(1,030)	$1,669

Schedule of Net Notional Foreign Currency Forward Contracts Outstanding

As of December 31, 2016, the Company had the following net notional foreign currency forward contracts outstanding (in thousands):

Foreign Currency	Currency Denomination
Australian dollars	AUD 8,200
Brazilian Real	BRL 8,300
British pounds sterling	GBP 283
Canadian dollars	CAD 2,850
Chinese renminbi	CNY 48,300
Danish krone	DKK 21,735
Euro	EUR 8,307
Hong Kong dollars	HKD 32,500
Indian rupees	INR 3,875
Japanese yen	JPY 685,319
Singapore dollars	SGD 9,967
Swiss francs	CHF 37,700